Investments: Investment Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Tables/Schedules
Investment Income

	September 30		September 30
	2013	2012	2013	2012

Gross investment income:
Debt securities	$ 64	$ 493	$ 209	$ 1,525
Policy loans	2	41	6	121
Other investments	-	-	5	38

Total gross investment income	66	534	220	1,684
Investment expenses	(34)	(41)	(82)	(82)

Net investment income	$ 32	$ 493	$ 138	$ 1,602

	2012	2011	2010

Gross investment income:
Debt securities	$ 1,829	$ 2,074	$ 1,940
Policy loans	165	171	177
Other investments	39	2	23

Total gross investment income	2,033	2,247	2,140
Investment expenses	(105)	(72)	(50)

Net investment income	$ 1,928	$ 2,175	$ 2,090